Income Taxes - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
POSCO's statutory rate	27.50%	27.50%	27.50%
Deductible temporary differences	₩ 5,590,698
Taxable temporary differences, not recognized	₩ 4,873,232